Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The information below is provided pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation S-K (the “Pay Versus Performance Rule”), which requires companies to disclose certain information about the relationship between “Compensation Actually Paid” (“CAP”) to our CEO and to our other NEOs and certain financial performance of the Company. Compensation Actually Paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

Pay Vs Performance

							Value of Initial Fixed
							$100 Investment Based		Other Performance
	CEO Pay (Burns)		CEO Pay (Gustafsson)		Other NEO Pay		On:		Measures
					Average
	Summary		Summary		Summary
	Compensation		Compensation		Compensation	Average		Cumulative
	Table Total	Compensation	Table Total	Compensation	Table Total	Compensation	Cumulative	Peer Group	Net Income	Net Sales
	Compensation	Actually Paid(5)	Compensation	Actually Paid(5)	Compensation	Actually Paid(5)	TSR(2)	TSR(3)	(in millions)	(in millions)(4)
Year(1)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2024	13,462,794	20,194,850	n/a	n/a	4,256,784	5,849,061	151.20	299.72	528	4,981
2023	11,259,895	11,421,955	9,505,801	8,505,689	3,213,206	3,348,299	107	219	296	4,584
2022	n/a	n/a	14,658,743	(17,540,875)	3,551,048	(1,906,950)	100.38	139.00	463	5,781
2021	n/a	n/a	13,589,616	37,632,608	3,261,693	6,936,499	233.01	193.58	837	5,627
2020	n/a	n/a	10,077,727	23,856,956	1,836,299	2,998,842	150.46	143.89	504	4,448
(1)	The following table indicates the individuals who served as Zebra’s principal executive Officer and other NEOs for each fiscal year:

Fiscal Year	Principal Executive Officer	Other NEOs
2024	William Burns	Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters
2023	Anders Gustafsson (until March 1, 2023); William Burns (from March 1, 2023)	Joachim Heel; Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters
2022	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters
2021	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters
2020	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Olivier Leonetti (former CFO); Nathan Winters

(2)	The Cumulative Total Stockholder Return (“TSR”) reflects the value of $100 invested in Zebra common stock on December 31, 2019, assuming the reinvestment of dividends.
(3)	The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K.
(4)	Net Sales in Zebra’s 2023 and 2024 Proxy Statements were underreported due to an administrative error.
(5)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		Bonus and					Additions to /
		Non-Equity				Deductions	(Subtractions
		Incentive	Equity	Other		from SCT	from) SCT	Compensation
	Salary	Compensation	Compensation	Compensation(1)	SCT Total	Total(2)	Total(3)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
CEO (Burns)
2024	1,000,002	2,366,554	10,000,240	95,998	13,462,794	(10,000,240)	16,732,296	20,194,850
2023	946,205	224,372	10,000,537	88,782	11,259,895	(10,000,537)	10,162,596	11,421,955
CEO (Gustafsson)
2023	361,537	47,397	9,000,294	96,574	9,505,801	(9,000,294)	8,000,181	8,505,689
2022	1,200,000	1,255,500	12,000,000	203,243	14,658,743	(12,000,000)	(20,199,618)	(17,540,875)
2021	1,200,000	2,912,760	9,250,404	226,452	13,589,616	(9,250,404)	33,293,396	37,632,608
2020	1,093,846	781,725	8,000,100	202,056	10,077,727	(8,000,100)	21,779,329	23,856,956
Other NEOs (Average)
2024	576,249	911,119	2,719,099	50,316	4,256,784	(2,719,099)	4,311,376	5,849,061
2023	571,177	94,501	2,500,286	47,242	3,213,206	2,500,286	2,635,379	3,348,299
2022	601,296	445,129	2,437,500	67,123	3,551,048	(2,437,500)	(3,020,498)	(1,906,950)
2021	543,632	862,629	1,800,441	54,991	3,261,693	(1,800,441)	5,475,248	6,936,499
2020	440,963	145,738	1,217,163	32,435	1,836,299	(1,217,163)	2,379,706	2,998,842
(1)	Reflects “all other compensation” reported in the SCT for each year shown.
(2)	Represents the grant date fair value of equity-based awards granted each year. Zebra does not offer pension plans; therefore, a deduction from SCT total related to pension value is not needed.
(3)	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Supplemental Calculations – Compensation Actually Paid

Equity Component of Compensation Actually Paid

		CEO(1)				Other NEOs(1)

		Fair		Change in		Fair		Change in
		Value	Change in	Value of		Value	Change in	Value of
		of	Value of	Prior		of	Value of	Prior
		Current	Prior	Years'		Current	Prior	Years'
		Year	Years'	Awards	Equity	Year	Years'	Awards	Equity
		Equity	Awards	that	Value	Equity	Awards	that	Value
		Awards	Unvested	Vested	Included	Awards	Unvested	Vested	Included
		at	at	in	in	at	at	in	in
	Equity	12/31/2024	12/31/2024	FY2024	CAP	12/31/2024	12/31/2024	FY2024	CAP
	Type	($)	($)	($)	($)	($)	($)	($)	($)
FY 2024	SAR	—	—	22,058	22,058	—	—	8,282	8,282
	RSU	4,922,374	851,981	229,419	6,003,774	1,347,136	351,798	91,517	1,790,451
	PSU	7,498,461	3,167,584	40,422	10,706,464	1,773,424	717,247	21,973	2,512,644
	2024 Total	12,420,835	4,019,562	291,899	16,732,296	3,120,559	1,069,045	121,772	4,311,376
FY 2023	SAR	—	3,367	1,327	4,694	—	1,556	1,129	2,685
(Burns CEO)	RSU	2,731,113	(4,302)	9,289	2,736,100	1,029,087	(2,549)	9,784	1,036,323
	PSU	7,402,050	(16,242)	35,994	7,421,802	1,586,243	(6,499)	16,627	1,596,371
	2023 (Burns CEO) Total	10,133,163	(17,177)	46,610	10,162,596	2,615,331	(7,492)	27,540	2,635,379
FY 2023	SAR	—	17,367	4,927	22,294
(Gustafsson CEO)	RSU	7,861,517	(16,793)	12,513	7,857,237
	PSU	—	(65,152)	185,802	120,650
	2023 (Gustafsson CEO) Total	7,861,517	(64,578)	203,242	8,000,181
FY 2022	SAR	—	(4,749,403)	(3,927,669)	(8,677,071)	—	(567,776)	(488,103)	(1,055,879)
	RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
	PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
	2022 Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
FY 2021	SAR	—	6,424,221	2,385,222	8,809,443	—	780,885	310,428	1,091,314
	RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
	PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
	2021 Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
FY 2020	SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
	RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
	PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
	2020 Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote

							Value of Initial Fixed
							$100 Investment Based		Other Performance
	CEO Pay (Burns)		CEO Pay (Gustafsson)		Other NEO Pay		On:		Measures
					Average
	Summary		Summary		Summary
	Compensation		Compensation		Compensation	Average		Cumulative
	Table Total	Compensation	Table Total	Compensation	Table Total	Compensation	Cumulative	Peer Group	Net Income	Net Sales
	Compensation	Actually Paid(5)	Compensation	Actually Paid(5)	Compensation	Actually Paid(5)	TSR(2)	TSR(3)	(in millions)	(in millions)(4)
Year(1)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2024	13,462,794	20,194,850	n/a	n/a	4,256,784	5,849,061	151.20	299.72	528	4,981
2023	11,259,895	11,421,955	9,505,801	8,505,689	3,213,206	3,348,299	107	219	296	4,584
2022	n/a	n/a	14,658,743	(17,540,875)	3,551,048	(1,906,950)	100.38	139.00	463	5,781
2021	n/a	n/a	13,589,616	37,632,608	3,261,693	6,936,499	233.01	193.58	837	5,627
2020	n/a	n/a	10,077,727	23,856,956	1,836,299	2,998,842	150.46	143.89	504	4,448
(1)	The following table indicates the individuals who served as Zebra’s principal executive Officer and other NEOs for each fiscal year:

Fiscal Year	Principal Executive Officer	Other NEOs
2024	William Burns	Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters
2023	Anders Gustafsson (until March 1, 2023); William Burns (from March 1, 2023)	Joachim Heel; Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters
2022	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters
2021	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters
2020	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Olivier Leonetti (former CFO); Nathan Winters

Peer Group Issuers, Footnote	The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K
PEO Total Compensation Amount	$ 4,256,784	$ 3,213,206	$ 3,551,048	$ 3,261,693	$ 1,836,299
PEO Actually Paid Compensation Amount	5,849,061	3,348,299	(1,906,950)	6,936,499	2,998,842
Non-PEO NEO Average Total Compensation Amount	4,256,784	3,213,206	3,551,048	3,261,693	1,836,299
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,849,061	3,348,299	(1,906,950)	6,936,499	2,998,842
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs Zebra Cumulative TSR

CAP for the CEO and other NEOs aligns with Zebra’s TSR over the 2020-2024 period. Zebra’s TSR directly impacts the value of CAP given the weight of equity incentive awards as a part of target compensation in our executive compensation program; during the 2020-2024 period, equity incentive awards comprised on average over 76% of the CEO’s target compensation per year and over 65% of the other NEOs target compensation per year. This practice aligns the interests of Zebra’s executive officers with those of our stockholders. Declines in Zebra’s TSR in 2022 led to lower CAP amounts to our CEO and other NEOs in that year; increase in TSR in 2020, 2021 and 2024 led to higher CAP in those years; and the relatively flat TSR in 2023 resulted in modest CEO and Other NEO CAP growth in 2023.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs Zebra Net Income

Although Zebra’s executive compensation program does not use Net Income to determine an executive’s total compensation, or an executive officer’s payouts under ZIP or performance-vested restricted stock grants, CAP for the CEO and other NEOs generally aligns with Zebra’s Net Income over the 2020-2024 period. This alignment reflects changes to Zebra’s stock price due to changes in Net Income; CAP amounts are sensitive to changes in Zebra’s stock price given the weight of equity incentive awards as a part of target compensation in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs Zebra Net Sales (Company Selected Measure)

Zebra uses Net Sales as a metric under its ZIP and Net Sales CAGR as a metric for performance-vested restricted stock, and CAP for the CEO and other NEOs generally aligns with Zebra’s Net Sales over the 2020-2024 period. As indicated below, with a higher growth in Net Sales from 2020 through 2021 and from 2023 through 2024, CAP for the CEO and other NEOs in 2021 and 2024 increased relative to each respective year’s prior year CAP. When Net Sales growth declined or slowed from 2022 through 2023, the CEO and Other NEO CAP amounts declined or increased at a more modest rate.

Total Shareholder Return Vs Peer Group

Cumulative TSR Comparison

As shown in the chart below, the Company’s five-year cumulative TSR is less than the companies included in our industry index.

The following chart shows Cumulative Total Stockholder Return (“TSR”) and reflects the values of $100 invested in Zebra common stock and Cumulative Peer Group TSR on December 31, 2019 as of December 31 of each subsequent year, assuming the reinvestment of dividends. The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10- K.

*$100 invested on 12/31/2019 in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

	INDEXED TSR
		Cumulative Peer
	Cumulative TSR	Group TSR
YEAR	($)	($)
2024	151.20	299.72
2023	107.00	219.40
2022	100.38	139.00
2021	233.01	193.58
2020	150.46	143.89

Tabular List, Table

Most Important Performance Measures
✓ Adjusted EBITDA	✓ Net Sales
✓ EBITDA Margin	✓ Net Sales Compound Annual Growth Rate (CAGR)
✓ Enterprise Asset Intelligence Index

Total Shareholder Return Amount	$ 151.2	107	100.38	233.01	150.46
Peer Group Total Shareholder Return Amount	299.72	219	139	193.58	143.89
Net Income (Loss)	$ 528,000,000	$ 296,000,000	$ 463,000,000	$ 837,000,000	$ 504,000,000
Company Selected Measure Amount	4,981,000,000	4,584,000,000	5,781,000,000	5,627,000,000	4,448,000,000
PEO Name	William Burns
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales Compound Annual Growth Rate (CAGR)
Measure:: 5
Pay vs Performance Disclosure
Name	Enterprise Asset Intelligence Index
Mr Gustafsson
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,505,801	$ 14,658,743	$ 13,589,616	$ 10,077,727
PEO Actually Paid Compensation Amount		8,505,689	(17,540,875)	37,632,608	23,856,956
Mr Burns
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,462,794	11,259,895
PEO Actually Paid Compensation Amount	20,194,850	11,421,955
PEO | Mr Gustafsson
Pay vs Performance Disclosure
Salary		361,537	1,200,000	1,200,000	1,093,846
Bonus and Non-Equity Incentive Compensation		47,397	1,255,500	2,912,760	781,725
Equity Compensation		9,000,294	12,000,000	9,250,404	8,000,100
Other Compensation		96,574	203,243	226,452	202,056
PEO | Mr Gustafsson | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,000,294)	(12,000,000)	(9,250,404)	(8,000,100)
PEO | Mr Gustafsson | Additions to /(Subtractions from) SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,000,181	(20,199,618)	33,293,396	21,779,329
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,861,517	8,364,607	11,412,960	13,601,503
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,560,497
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,861,517	3,345,894	4,565,184	5,020,503
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,018,713	6,847,776	5,020,503
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(64,578)	(16,280,798)	15,127,670	10,282,380
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,367	(4,749,403)	6,424,221	4,382,827
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,793)	(3,208,002)	2,864,669	1,946,239
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(65,152)	(8,323,393)	5,838,780	3,953,314
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		203,242	(12,283,428)	6,752,766	(2,104,554)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,927	(3,927,669)	2,385,222	(748,856)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,513	(2,679,084)	1,487,720	(620,904)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		185,802	(5,676,675)	2,879,824	(734,794)
PEO | Mr Gustafsson | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		22,294	(8,677,071)	8,809,443	7,194,468
PEO | Mr Gustafsson | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,857,237	(2,541,192)	8,917,573	6,345,838
PEO | Mr Gustafsson | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		120,650	(8,981,355)	15,566,380	8,239,023
PEO | Mr Burns
Pay vs Performance Disclosure
Salary	1,000,002	946,205
Bonus and Non-Equity Incentive Compensation	2,366,554	224,372
Equity Compensation	10,000,240	10,000,537
Other Compensation	95,998	88,782
PEO | Mr Burns | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,000,240)	(10,000,537)
PEO | Mr Burns | Additions to /(Subtractions from) SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,732,296	10,162,596
PEO | Mr Burns | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,420,835	10,133,163
PEO | Mr Burns | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,922,374	2,731,113
PEO | Mr Burns | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,498,461	7,402,050
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,019,562	(17,177)
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,367
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	851,981	(4,302)
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,167,584	(16,242)
PEO | Mr Burns | Change in value of Prior Years' Awards Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,899	46,610
PEO | Mr Burns | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,058	1,327
PEO | Mr Burns | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,419	9,289
PEO | Mr Burns | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,422	35,994
PEO | Mr Burns | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,058	4,694
PEO | Mr Burns | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,003,774	2,736,100
PEO | Mr Burns | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,706,464	7,421,802
Non-PEO NEO
Pay vs Performance Disclosure
Salary	576,249	571,177	601,296	543,632	440,963
Bonus and Non-Equity Incentive Compensation	911,119	94,501	445,129	862,629	145,738
Equity Compensation	2,719,099	2,500,286	2,437,500	1,800,441	1,217,163
Other Compensation	50,316	47,242	67,123	54,991	32,435
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,719,099)	2,500,286	(2,437,500)	(1,800,441)	(1,217,163)
Non-PEO NEO | Additions to /(Subtractions from) SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,311,376	2,635,379	(3,020,498)	5,475,248	2,379,706
Non-PEO NEO | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,120,559	2,615,331	1,699,294	2,223,221	1,416,994
Non-PEO NEO | Fair Value of Current Year Equity Awards SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					356,474
Non-PEO NEO | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,347,136	1,029,087	679,743	890,568	557,816
Non-PEO NEO | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,773,424	1,586,243	1,019,551	1,332,653	502,704
Non-PEO NEO | Change in value of Prior Years' Awards Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,069,045	(7,492)	(3,226,037)	2,324,001	1,243,060
Non-PEO NEO | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,556	(567,776)	780,885	421,051
Non-PEO NEO | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,798	(2,549)	(542,996)	368,707	184,700
Non-PEO NEO | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,247	(6,499)	(2,115,266)	1,174,409	637,309
Non-PEO NEO | Change in value of Prior Years' Awards Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,772	27,540	(1,493,755)	928,026	(280,348)
Non-PEO NEO | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,282	1,129	(488,103)	310,428	(92,071)
Non-PEO NEO | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,517	9,784	(379,301)	212,330	(85,710)
Non-PEO NEO | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,973	16,627	(626,351)	405,268	(102,566)
Non-PEO NEO | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,282	2,685	(1,055,879)	1,091,314	685,454
Non-PEO NEO | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,451	1,036,323	(242,554)	1,471,604	656,806
Non-PEO NEO | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,512,644	$ 1,596,371	$ (1,722,066)	$ 2,912,330	$ 1,037,447